UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

FORM N-Q

JANUARY 31, 2017

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	SHARES	VALUE
COMMON STOCKS - 58.3%
CONSUMER DISCRETIONARY - 2.6%
Media - 2.6%
National CineMedia Inc.	364,000	$5,336,240
Regal Entertainment Group, Class A Shares	523,000	11,851,180

TOTAL CONSUMER DISCRETIONARY		17,187,420

CONSUMER STAPLES - 2.7%
Household Products - 2.7%
Kimberly-Clark Corp.	102,000	12,355,260
Procter & Gamble Co.	59,000	5,168,400

TOTAL CONSUMER STAPLES		17,523,660

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Williams Cos. Inc.	93,000	2,682,120

FINANCIALS - 6.8%
Capital Markets - 0.8%
CME Group Inc.	41,000	4,964,280

Insurance - 1.9%
MetLife Inc.	235,000	12,786,350

Mortgage Real Estate Investment (REITs) - 4.1%
AGNC Investment Corp.	352,000	6,571,840
Annaly Capital Management Inc.	651,000	6,653,220
Starwood Property Trust Inc.	630,000	14,023,800

Total Mortgage Real Estate Investment (REITs)		27,248,860

TOTAL FINANCIALS		44,999,490

HEALTH CARE - 7.2%
Pharmaceuticals - 7.2%
AstraZeneca PLC, ADR	361,000	9,830,030
Bristol-Myers Squibb Co.	96,000	4,719,360
GlaxoSmithKline PLC, ADR	83,000	3,262,730
Johnson & Johnson	57,000	6,455,250
Merck & Co. Inc.	220,000	13,637,800
Pfizer Inc.	305,000	9,677,650

TOTAL HEALTH CARE		47,582,820

INDUSTRIALS - 5.8%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	62,000	15,582,460

Electrical Equipment - 0.5%
Emerson Electric Co.	54,000	3,167,640

Industrial Conglomerates - 0.9%
General Electric Co.	211,000	6,266,700

Machinery - 1.1%
Stanley Black & Decker Inc.	58,000	7,192,000

Transportation Infrastructure - 0.9%
Macquarie Infrastructure Corp.	80,000	5,999,200

TOTAL INDUSTRIALS		38,208,000

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 0.6%
Cisco Systems Inc.	124,000	3,809,280

IT Services - 3.1%
International Business Machines Corp.	78,000	13,612,560
Paychex Inc.	111,000	6,692,190

Total IT Services		20,304,750

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 3.4%
Intel Corp.	239,000	$8,799,980
Maxim Integrated Products Inc.	213,000	9,474,240
Microchip Technology Inc.	68,000	4,579,800

Total Semiconductors & Semiconductor Equipment		22,854,020

Software - 3.9%
Microsoft Corp.	267,000	17,261,550
Oracle Corp.	208,000	8,342,880

Total Software		25,604,430

Technology Hardware, Storage & Peripherals - 1.7%
Apple Inc.	95,000	11,528,250

TOTAL INFORMATION TECHNOLOGY		84,100,730

MATERIALS - 2.5%
Chemicals - 1.8%
Dow Chemical Co.	202,000	12,045,260

Containers & Packaging - 0.7%
International Paper Co.	84,000	4,754,400

TOTAL MATERIALS		16,799,660

REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 11.0%
Alexandria Real Estate Equities Inc.	59,220	6,562,760
Apartment Investment and Management Co., Class A Shares	113,180	4,987,843
AvalonBay Communities Inc.	34,500	5,979,195
DuPont Fabros Technology Inc.	84,240	3,999,715
EPR Properties	93,100	6,886,607
Equity Residential	76,340	4,639,182
Hospitality Properties Trust	189,830	5,909,408
Ramco-Gershenson Properties Trust	102,900	1,673,154
Retail Properties of America Inc., Class A Shares	312,690	4,680,969
Senior Housing Properties Trust	140,510	2,676,716
Simon Property Group Inc.	36,000	6,615,720
Spirit Realty Capital Inc.	346,817	3,648,515
STORE Capital Corp.	122,240	2,892,198
Weyerhaeuser Co.	369,230	11,567,976

TOTAL REAL ESTATE		72,719,958

TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 4.3%
AT&T Inc.	336,000	14,165,760
Verizon Communications Inc.	285,000	13,967,850

Total Diversified Telecommunication Services		28,133,610

Wireless Telecommunication Services - 0.8%
Vodafone Group PLC, ADR	216,000	5,378,400

TOTAL TELECOMMUNICATION SERVICES		33,512,010

UTILITIES - 1.5%
Electric Utilities - 0.8%
PPL Corp.	160,000	5,574,400

Multi-Utilities - 0.7%
CenterPoint Energy Inc.	169,000	4,429,490

TOTAL UTILITIES		10,003,890

TOTAL COMMON STOCKS (Cost - $335,314,688)		385,319,758

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 8.0%
ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Anadarko Petroleum Corp.	7.500%	294,000	$12,756,660

HEALTH CARE - 1.8%
Pharmaceuticals - 1.8%
Allergan PLC	5.500%	15,000	11,872,350

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	5.500%	70,300	7,088,349

UTILITIES - 3.2%
Electric Utilities - 3.2%
Exelon Corp.	6.500%	291,000	14,424,870
NextEra Energy Inc.	6.371%	114,000	6,716,880

TOTAL UTILITIES			21,141,750

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $56,206,491)			52,859,109

INVESTMENTS IN UNDERLYING FUNDS - 6.2%
Financials - 6.2%
Ares Capital Corp.		702,000	11,863,800	(a)
FS Investment Corp.		639,000	6,581,700	(a)
Golub Capital BDC Inc.		363,000	6,780,840	(a)
TCP Capital Corp.		590,000	9,652,400	(a)
TriplePoint Venture Growth BDC Corp.		460,000	5,952,400	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $41,454,524)			40,831,140

		SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 27.2%
Diversified Energy Infrastructure - 6.3%
Energy Transfer Partners LP		440,990	16,823,769
Enterprise Products Partners LP		337,000	9,547,210
Genesis Energy LP		418,960	15,195,679

Total Diversified Energy Infrastructure			41,566,658

Financials - 2.4%
Blackstone Group LP		523,000	16,019,490

Global Infrastructure - 2.1%
Brookfield Infrastructure Partners LP		139,500	4,875,525
Brookfield Renewable Partners LP		310,000	9,338,713

Total Global Infrastructure			14,214,238

Liquids Transportation & Storage - 6.9%
Buckeye Partners LP		157,000	10,944,470
Enbridge Energy Partners LP		577,090	11,178,233
Magellan Midstream Partners LP		49,000	3,921,470
PBF Logistics LP		254,000	5,003,800
Plains All American Pipeline LP		207,000	6,497,730
World Point Terminals LP		469,600	7,748,400

Total Liquids Transportation & Storage			45,294,103

Natural Gas Transportation & Storage - 2.0%
Hoegh LNG Partners LP		581,751	11,373,232
Williams Partners LP		45,460	1,865,678

Total Natural Gas Transportation & Storage			13,238,910

See Notes to Schedule of Investments.

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY		SHARES/UNITS	VALUE
Offshore - 1.0%
Dynagas LNG Partners LP		403,570	$6,626,619

Oil/Refined Products - 2.8%
CrossAmerica Partners LP		189,000	5,029,290
MPLX LP		90,000	3,406,500
Sunoco LP		135,000	3,820,500
VTTI Energy Partners LP		337,739	6,248,172

Total Oil/Refined Products			18,504,462

Petrochemicals - 0.6%
Westlake Chemical Partners LP		149,500	3,774,875

Refining - 0.4%
Western Refining Logistics LP		109,000	2,632,350

Shipping - 2.7%
Golar LNG Partners LP		351,000	8,697,780
KNOT Offshore Partners LP		417,595	9,103,571

Total Shipping			17,801,351

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $165,318,972)			179,673,056

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $598,294,675)			658,683,063

	RATE	SHARES
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class (Cost - $2,301,816)	0.424%	2,301,816	2,301,816

TOTAL INVESTMENTS - 100.0% (Cost - $600,596,491#)			660,984,879
Liabilities in Excess of Other Assets - (0.0)%			(39,655)

TOTAL NET ASSETS - 100.0%			$660,945,224

(a)	Security is a business development company.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$385,319,758	—	—	$385,319,758
Convertible Preferred Stocks	52,859,109	—	—	52,859,109
Investments in Underlying Funds	40,831,140	—	—	40,831,140
Master Limited Partnerships	179,673,056	—	—	179,673,056

Total Long-Term Investments	$658,683,063	—	—	$658,683,063

Short-Term Investments†	2,301,816	—	—	2,301,816

Total Investments	$660,984,879	—	—	$660,984,879

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$78,956,761
Gross unrealized depreciation	(18,568,373)

Net unrealized appreciation	$60,388,388

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2017